Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: August 10, 2022

Payment Date	8/15/2022
Collection Period Start	7/1/2022
Collection Period End	7/31/2022
Interest Period Start	7/15/2022
Interest Period End	8/14/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$104,340,845.13	$16,838,167.16	$87,502,677.97	0.190638	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$271,086,845.13	$16,838,167.16	$254,248,677.97

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$274,613,711.21	$257,775,544.05	0.182723
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$274,613,711.21	$257,775,544.05
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$104,340,845.13	1.92000%	30/360	$166,945.35
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$271,086,845.13			$454,933.51

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$274,613,711.21	$257,775,544.05
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$274,613,711.21	$257,775,544.05
Number of Receivable Outstanding	32,406	31,587
Weight Average Contract Rate	4.72%	4.73%
Weighted Average Remaining Term (months)	27	26

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,070,855.54
Principal Collections	$16,804,009.25
Liquidation Proceeds	$105,652.24
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$17,980,517.03
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$17,980,517.03

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$228,844.76	$228,844.76	$—	$—	$17,751,672.27
Interest - Class A-1 Notes	$—	$—	$—	$—	$17,751,672.27
Interest - Class A-2 Notes	$—	$—	$—	$—	$17,751,672.27
Interest - Class A-3 Notes	$166,945.35	$166,945.35	$—	$—	$17,584,726.92
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$17,381,504.32
First Allocation of Principal	$—	$—	$—	$—	$17,381,504.32
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$17,356,109.92
Second Allocation of Principal	$—	$—	$—	$—	$17,356,109.92
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$17,328,364.19
Third Allocation of Principal	$—	$—	$—	$—	$17,328,364.19
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$17,296,738.76
Fourth Allocation of Principal	$13,311,301.08	$13,311,301.08	$—	$—	$3,985,437.68
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,985,437.68
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$458,571.60
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$458,571.60
Remaining Funds to Certificates	$458,571.60	$458,571.60	$—	$—	$—
Total	$17,980,517.03	$17,980,517.03	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$274,613,711.21	$257,775,544.05
Note Balance	$271,086,845.13	$254,248,677.97
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	4	$34,157.91
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	105	$105,652.24
Monthly Net Losses (Liquidation Proceeds)			$(71,494.33)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			(0.28)%
Preceding Collection Period			(0.12)%
Current Collection Period			(0.32)%
Four-Month Average Net Loss Ratio			(0.16)%
Cumulative Net Losses for All Periods			$2,007,901.50
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.30%	75	$785,620.93
60-89 Days Delinquent	0.15%	28	$384,757.67
90-119 Days Delinquent	0.03%	4	$80,603.73
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.49%	107	$1,250,982.33

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$15,520.70
Total Repossessed Inventory		3	$30,531.44

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		32	$465,361.40
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.14%
Current Collection Period			0.18%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.17	0.07%	16	0.05%